UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________
Date of Report (Date of earliest event reported) __________________
Commission File Number of securitizer: __________________
Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐
☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)
Central Index Key Number of depositor: 0001730699
PSMC 2021-2 Trust
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

William Moss, President, (713) 831-8643

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PEARL STREET MORTGAGE COMPANY, LLC

By:	/s/ William Moss
Name: Title:	William Moss President

Date:   June 2, 2021

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC Exception Grades
99.3	AMC Valuation Report
99.4	AMC Rating Agency Grades
99.5	AMC ASF Report
99.6	AMC Supplemental Data
99.7	AMC Data Compare (Non-Ignored)
99.8	Edge Mortgage Advisory Company, LLC (“EdgeMAC”) Securitization Narrative
99.9	EdgeMAC Exception Report
99.10	EdgeMAC Exception Report – Loan Level
99.11	EdgeMAC Valuation Summary Report
99.12	EdgeMAC Rating Agency Grades
99.13	EdgeMAC ASF Data Tape
99.14	EdgeMAC Supplemental Data
99.15	EdgeMAC Final Tape Compare Report
99.16	Recovco Mortgage Management, LLC (“Recovco”) Executive Summary
99.17	Recovco Exception Grading
99.18	Recovco Loan Level Exceptions
99.19	Recovco Exception Level
99.20	Recovco Valuation Report
99.21	Recovco Rating Agency Grading
99.22	Recovco ASF
99.23	Recovco Data Comparison
99.24	Recovco Supplemental Data
99.25	Infinity IPS, Inc. (“Infinity”) Mortgage Loan Sale Executive Summary Report
99.26	Infinity Detailed Exception Report
99.27	Infinity Valuation Report
99.28	Infinity Rating Agency Grades
99.29	Infinity ASF Report
99.30	Infinity Tape Discrepancy Report
99.31	Infinity Data Report